Goodwill and Intangible Assets Finite Lived Intangible Assets Table (Details) - Orbitz - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 5,853
Finite-Lived Intangible Assets, Accumulated Amortization	(4,553)
Other intangible assets, net	1,300	$ 1,144	$ 89
Amortization of Intangible Assets	349
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,560
Finite-Lived Intangible Assets, Accumulated Amortization	(260)
Other intangible assets, net	1,300
Vendor Relationships and Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,293
Finite-Lived Intangible Assets, Accumulated Amortization	(4,293)
Other intangible assets, net	$ 0